SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Accounting Policies [Abstract]
Deferred Offering Costs		$ 260		$ 348
Deposits rate percentage		8.33%
Severance expenses		$ 10	$ 10
Total annual gross revenue		1,235,000
Non-Convertible Debt		$ 1,000,000
Ordinary Shares held by non-affiliates exceeds	$ 700,000